Income Taxes (Details) - Schedule of provision for income taxes - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Current:
Federal
State			3	3
Foreign			237
Total current			240	3
Deferred:
Federal			(48,017)	(11,456)
State			(49,894)
Foreign			(9,956)	(2,044)
Valuation allowance			107,867	13,500
Total deferred
Total provision	$ 0	$ 3	$ 240	$ 3